CONDENSED STATEMENT OF OPERATIONS (Parenthetical) - shares	Sep. 30, 2020	Jun. 30, 2020
CONDENSED STATEMENT OF OPERATIONS
Common stock subject to possible redemption, shares	9,560,798	9,574,179